Amounts Included in the Consolidated Balance Sheet, Foreign Plans (Detail) (Foreign plans) In Thousands	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 5,068,000	$ 60,950	¥ 4,567,000
Net amounts recognized	¥ 5,068,000	$ 60,950	¥ 4,567,000